Payments, by Category - USD ($)	Taxes		Royalties	Fees	Total Payments
Total	$ 40,901,665	[1]	$ 2,897,417	$ 580,827	$ 44,379,909

[1]	*Represents payments at the entity level of U.S. federal income taxes.